UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06742

MONARCH FUNDS

(Exact name of registrant as specified in charter)

3435 Stelzer Road

Columbus, OH 43219

(Address of principal executive offices) (Zip code)

Jack J. Singer

Monarch Investment Advisors, LLC

950 Coronado Drive

Arcadia, CA 91007

(Name and address of agent for service)

Registrant’s telephone number, including area code: (626) 447-4717

Date of fiscal year end: August 31

Date of reporting period: July 1, 2007 – June 30, 2008

Item 1.	Proxy Voting Record

The following funds invest solely in non-voting securities and, as a result, have no matters to report on Form N-PX:

Daily Assets Treasury Fund

Daily Assets Government Obligations Fund

Daily Assets Government Fund

Daily Assets Cash Fund

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MONARCH FUNDS

By:	/s/ Anthony R. Fischer, Jr.
Anthony R. Fischer, Jr.
Principal Executive Officer

Date:	8/6/08